UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2011
                                               ---------
Check here if Amendment [  ]; Amendment Number:
                                               -------
This Amendment (Check only one.):              [  ] is a restatement.
                                               [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Habrok Capital Management LLP
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Address:   6th Floor, 103 Mount Street
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           London, United Kingdom W1K 2TJ
           -----------------------------------------


Form 13F File Number:  028-11645
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:      John Evans
           -----------------------------------------
Title:     General Counsel and Compliance Officer
           -----------------------------------------
Phone:     44-20-7851-3924
           -----------------------------------------


Signature,  Place,  and  Date  of  Signing:

/s/ John Evans                     London, United Kingdom            8/11/2011
---------------------------------  --------------------------------  ----------
[Signature]                           [City, State]                   [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              14

Form 13F Information Table Value Total:  $      341,578
                                         --------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                       13F File Number                 Name

NONE



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ABERCROMBIE & FITCH CO       CL A           002896207   12,748   190,500 SH       SOLE                  190,500      0    0
BERKSHIRE HATHAWAY INC DEL   CL A           084670108    2,322        20 SH       SOLE                       20      0    0
BERKSHIRE HATHAWAY INC DEL   CL B NEW       084670702   47,618   615,300 SH       SOLE                  615,300      0    0
DYNEGY INC DEL               COM            26817G300   54,918 8,872,000 SH       SOLE                8,872,000      0    0
SPDR GOLD TRUST              GOLD SHS       78463V107   39,283   269,100 SH       SOLE                  269,100      0    0
CHINA LODGING GROUP LTD      SPONSORED ADR  16949N109    5,091   285,985 SH       SOLE                  285,985      0    0
HARRY WINSTON DIAMOND CORP   COM            41587B100   15,294   920,900 SH       SOLE                  920,900      0    0
MICROSOFT CORP               COM            594918104   16,718   643,000 SH       SOLE                  643,000      0    0
PHILIP MORRIS INTL INC       COM            718172109   20,031   300,000 SH       SOLE                  300,000      0    0
PROMOTORA DE INFORMACIONES S ADR CL B CONV  74343G303    6,195   619,509 SH       SOLE                  619,509      0    0
ROYAL CARIBBEAN CRUISES LTD  COM            V7780T103   14,115   375,000 SH       SOLE                  375,000      0    0
SHAW GROUP INC               COM            820280105   48,880 1,618,000 SH       SOLE                1,618,000      0    0
WESTERN DIGITAL CORP         COM            958102105    8,076   222,000 SH       SOLE                  222,000      0    0
WELLS FARGO & CO NEW         COM            949746101   50,289 1,792,200 SH       SOLE                1,792,200      0    0
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